Income tax - Summary of Reconciliation of Net Deferred Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Beginning balance	€ 20	€ 3	€ 13
Movement recognized in consolidated statement of operations	42	25	36
Movement recognized in consolidated statement of changes in equity and other comprehensive income	103	(8)	(32)
Movement due to acquisition	0	0	(14)
Ending balance	€ 165	€ 20	€ 3